Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property And Equipment [Abstract]
Office equipment	$ 302,196	$ 302,196	$ 302,196
Less: accumulated depreciation	(301,336)	(300,222)	(295,856)
Total property and equipment, net	$ 860	$ 1,974	$ 6,340